Financial Risk Management - Book Values of Financial Liabilities Based on Remaining Maturities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	¥ 43,829		¥ 35,210
Short-term borrowings	23,207		23,000
Deposits received	20,237		13,653
Corporate bonds	142,851		142,132
Lease liabilities recognized at January 1, 2019	56,637	¥ 48,013
Office security deposits received under sublease agreement	16		16
Put option liabilities	224		296
Total	287,001		214,307
Trade and other payables, Contractual cash outflows	43,829		35,210
Short-term borrowings, Contractual cash outflows	23,246		23,019
Deposits received, Contractual cash outflows	20,237		13,653
Corporate bonds, Contractual cash outflows	146,320		146,320
Lease liabilities, Contractual cash outflows	66,102
Office security deposits received under sublease agreement, Contractual cash outflows	16		16
Put option liabilities, Contractual cash outflows	224		296
Total, Contractual cash outflows	299,974		218,514
Lines of credit available	43,680		23,680
Lines of credit used	23,100		23,000
Remaining lines of credit available	20,580		680
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Contractual cash outflows	43,710		34,985
Short-term borrowings, Contractual cash outflows	23,246		23,019
Deposits received, Contractual cash outflows	20,237		13,653
Lease liabilities, Contractual cash outflows	11,593
Put option liabilities, Contractual cash outflows			16
Total, Contractual cash outflows	98,786		71,673
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Contractual cash outflows	119		225
Corporate bonds, Contractual cash outflows	73,160		73,160
Lease liabilities, Contractual cash outflows	23,418
Office security deposits received under sublease agreement, Contractual cash outflows	16		16
Put option liabilities, Contractual cash outflows	224		280
Total, Contractual cash outflows	96,937		73,681
After five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Corporate bonds, Contractual cash outflows	73,160		73,160
Lease liabilities, Contractual cash outflows	31,091
Total, Contractual cash outflows	¥ 104,251		¥ 73,160